Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,934.77
Total Fee Amount	1,934.77
Total Transaction Valuation	14,009,938.95
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A